UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Floating Rate Fund
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 91.9%
Senior Loans **
Consumer Discretionary 24.2%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/2019	5,998,307	6,058,290
Academy Ltd., Term Loan, 4.75%, 8/3/2018	3,990,000	4,046,738
Atlantic Broadband Finance LLC, Term Loan B, 4.5%, 11/29/2019	5,473,750	5,544,909
August LuxUK Holding Company SARL, Term Loan, 6.25%, 4/27/2018	1,409,499	1,427,118
August U.S. Holding Co., Inc., Term Loan B, 6.25%, 4/27/2018	1,084,251	1,097,804
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	3,456,250	3,489,361
Avis Budget Car Rental LLC, Term Loan C, 4.25%, 3/15/2019	498,746	501,551
Bombardier Recreational Products, Inc., Term Loan B, 5.0%, 1/22/2019	20,000,000	20,202,100
Boyd Gaming Corp., Term Loan, 6.0%, 12/17/2015	415,000	419,565
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/23/2017	11,580,350	11,719,488
Caesars Entertainment Operating Co., Term Loan B6, 5.452%, 1/26/2018	8,400,000	7,738,500
Calceus Acquisition, Inc., Term Loan, 5.75%, 1/31/2020	7,000,000	7,072,170
Capital Automotive LP, Term Loan B, 5.25%, 3/10/2017	15,305,384	15,420,174
Cenveo Corp., Term Loan B, 7.0%, 12/21/2016	6,499,731	6,545,781
Cequel Communications LLC, Term Loan B, 4.0%, 2/14/2019	5,458,750	5,500,127
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017	3,940,000	4,030,797
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	2,621,945	2,638,332
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016	13,141,433	11,285,205
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	10,820,000	10,901,150
Cumulus Media Holdings, Inc.:
First Lien Term Loan, 4.5%, 9/17/2018	15,787,135	15,980,528
Second Lien Term Loan, 7.5%, 9/16/2019	5,240,000	5,393,951
David's Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	7,000,000	7,088,375
EMI Music Publishing Ltd., Term Loan B, 5.5%, 6/29/2018	3,482,500	3,531,690
Entercom Radio LLC, Term Loan B, 5.0%, 11/23/2018	2,295,562	2,330,466
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	15,250,000	15,400,365
Golden Nugget, Inc.:
Term Delay Draw, 3.21%, 6/30/2014	3,461,832	3,344,130
Term Loan B, 3.21%, 6/30/2014	6,141,658	5,932,841
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	5,035,950
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	17,770,910	17,147,063
Harrahs Operating Co., Inc., 4.5%, 10/31/2016	5,984,853	6,116,041
Harron Communications Corp., Term Loan B, 5.0%, 10/6/2017	7,061,321	7,131,935
Hillman Group, Inc., Term Loan B, 4.25%, 5/29/2017	1,974,714	1,988,695
Hubbard Radio LLC, Term Loan B, 4.5%, 4/28/2017	9,769,572	9,879,480
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	985,000	993,003
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018	10,500,000	10,605,000
Isle Capri Casinos, Inc., Term Loan B, 4.75%, 3/24/2017	928,310	937,096
J Crew Group, Inc., Term Loan B1, 4.0%, 3/7/2018	14,655,756	14,691,590
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/2018	11,127,964	11,181,322
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/24/2017	8,610,143	8,674,719
Kasima LLC, Term Loan B, 5.0%, 3/31/2017	6,386,250	6,434,147
Landry's, Inc., Term Loan B, 4.75%, 4/24/2018	12,389,056	12,472,001
Leslie's Poolmart, Inc., Term Loan B, 5.25%, 10/16/2019	2,945,100	2,986,331
Local TV Finance LLC, Term Loan B2, 4.21%, 5/7/2015	1,355,058	1,364,543
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019	2,874,039	2,897,994
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	4,875,000	4,887,188
Mediacom Illinois LLC, Term Loan E, 4.5%, 10/23/2017	4,899,498	4,919,096
Mohegan Tribal Gaming Authority:
Term Loan B, 5.5%, 3/31/2015	7,862,933	7,875,239
Term Loan B, 9.0%, 3/31/2016	5,000,000	5,181,250
National CineMedia LLC, First Lien Term Loan B, 3.46%, 11/23/2019	5,000,000	5,037,500
National Vision, Inc., Term Loan B, 7.0%, 8/2/2018	3,970,000	4,019,625
Neiman Marcus Group, Inc., Term Loan, 4.0%, 5/16/2018	14,000,000	14,029,190
NEP SuperShooters LP:
First Lien Term Loan, 5.25%, 1/18/2020	4,000,000	4,023,740
Second Lien Term Loan, 9.5%, 8/18/2020	3,142,857	3,242,376
Oceania Cruises, Inc., Term Loan B, 5.063%, 4/27/2015	18,628,690	18,384,281
Penn National Gaming, Inc., Term Loan B, 3.75%, 7/16/2018	1,496,222	1,506,157
Petco Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	16,179,310	16,332,690
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018	2,037,841	2,055,040
Term Loan B2, 4.25%, 8/7/2019	3,491,250	3,532,167
Tomkins LLC, First Lien Term Loan, 5.0%, 11/9/2018	7,000,000	7,102,095
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	3,950,000	3,964,813
Raycom TV Broadcasting, Inc., Term Loan B, 4.25%, 5/31/2017	4,925,000	4,931,156
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	7,174,461	7,207,356
Renfro Corp., Term Loan B, 5.75%, 1/31/2019	6,500,000	6,578,552
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	4,272,253	4,297,182
San Juan Cable Holdings LLC:
Term Loan B, 6.0%, 6/9/2017	6,604,450	6,673,235
Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	1,021,255
Sesac Holdco II LLC:
First Lien Term Loan, 6.0%, 2/8/2019	6,000,000	6,052,500
Second Lien Term Loan, 10.0%, 6/28/2019	500,000	507,500
Springs Windows Fashions LLC:
Term Loan B, 6.0%, 5/31/2017	8,220,836	8,254,254
Second Lien Term Loan, 11.25%, 11/30/2017	3,000,000	3,036,255
SRAM LLC, Term Loan B, 4.75%, 6/7/2018	789,013	794,931
Tempur-Pedic International, Inc., Term Loan B, 5.0%, 12/12/2019	10,500,000	10,661,595
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	992,424	947,150
Term Loan B3, 5.25%, 5/25/2018	2,979,987	2,830,988
Term Loan, 6.0%, 9/1/2016	16,490,022	16,144,226
Travelport LLC:
Term Delay Draw, 5.056%, 8/21/2015	4,271,997	4,214,773
Term Loan, 5.056%, 8/21/2015	5,878,229	5,799,490
Term Loan S, 5.061%, 8/21/2015	1,416,321	1,397,349
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	5,064,748	5,093,237
Univision Communications, Inc., Term Loan, 4.454%, 3/31/2017	15,962,289	16,016,321
UPC Financing Partnership, Term Loan AF, 4.0%, 1/29/2021	2,000,000	2,022,500
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.75%, 11/21/2017	3,000,000	3,045,000
Visant Holding Corp., Term Loan B, 5.25%, 12/22/2016	19,769,742	18,809,032
WaveDivision Holdings LLC, Term Loan B, 4.0%, 10/15/2019	200,000	201,436
Wendy's International, Inc., Term Loan B, 4.75%, 5/15/2019	5,985,000	6,053,438
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018	3,000,000	3,045,000
Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/2/2019	4,061,638	4,096,162

		561,002,736
Consumer Staples 7.1%
Albertson's LLC, Term Loan, 5.75%, 2/25/2016	8,000,000	8,100,000
American Seafoods Group LLC, Term Loan B, 4.25%, 3/16/2018	7,247,363	7,220,186
B&G Foods, Inc., Term Loan B, 4.0%, 11/30/2018	2,970,000	3,010,838
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017	930,000	920,700
Centerplate, Inc., Term Loan B, 5.75%, 10/15/2018	8,977,500	9,056,098
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018	3,482,500	3,491,206
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	8,478,750	8,574,136
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018	8,066,972	8,112,349
Fairway Group Acquisition Co., Term Loan, 6.75%, 8/17/2018	20,458,750	20,637,866
Focus Brands, Inc.:
Term Loan B, 6.25%, 2/21/2018	4,591,990	4,653,201
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,060,000
Grocery Outlet, Term Loan, 7.0%, 11/26/2018	3,000,000	3,009,990
NBTY, Inc., Term Loan B1, 4.25%, 10/2/2017	6,471,342	6,573,330
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018	2,500,000	2,556,250
Pinnacle Foods Finance LLC:
Term Loan B, 3.7%, 10/3/2016	1,691,586	1,706,387
Term Loan E, 4.75%, 10/17/2018	3,473,750	3,515,001
Term Loan F, 4.75%, 10/17/2018	1,990,000	2,013,223
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/24/2019	11,987,500	12,071,413
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/2019	1,359,091	1,370,419
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/13/2019	6,952,475	6,597,412
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/18/2018	6,010,206	6,060,270
SUPERVALU, Inc.:
Term Loan B, 8.0%, 2/5/2018	3,500,000	3,549,438
Term Loan B, 8.0%, 8/30/2018	6,864,833	6,978,137
U.S. Foods, Inc., Term Loan B, 5.75%, 3/31/2017	17,481,861	17,718,601
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	14,644,140	14,781,429

		164,337,880
Energy 5.0%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	7,000,000	7,162,610
Crestwood Holdings LLC, Term Loan B, 9.75%, 3/26/2018	4,365,028	4,497,790
Energy Transfer Equity LP, Term Loan B, 3.75%, 3/24/2017	3,000,000	3,017,805
Frac Tech International LLC, Term Loan B, 8.5%, 5/6/2016	13,568,134	12,528,476
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	11,571,429	11,818,363
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019	18,000,000	18,096,210
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018	13,000,000	13,154,440
Saxon Energy Services, Inc., Term Loan B, 5.5%, 1/22/2019	6,000,000	6,065,640
Sheridan Production Partners I LLC:
Term Loan B2, 5.0%, 9/14/2019	16,451,096	16,598,416
Term Loan B2-1A, 5.0%, 9/25/2019	2,179,905	2,199,426
Term Loan B2-1M, 5.0%, 9/25/2019	1,331,499	1,343,422
Tallgrass Operations LLC, Term Loan, 5.25% 11/13/2018	12,750,000	12,951,896
Walter Energy, Inc., Term Loan B, 5.75%, 4/2/2018	6,771,377	6,804,726

		116,239,220
Financials 6.3%
American Capital Holdings, Inc., Term Loan, 5.5%, 8/22/2016	2,500,000	2,534,375
AmWINS Group, Inc., Term Loan, 5.0%, 9/30/2019	9,000,000	9,056,250
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019	7,924,802	7,964,426
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/2018	1,469,584	1,498,976
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016	2,894,988	2,925,748
BNY ConvergEx Group LLC:
Term Loan, 5.25%, 12/16/2016	3,020,547	3,018,281
Term Loan, 5.25%, 12/19/2016	6,655,342	6,650,351
Second Lien Term Loan, 8.75%, 12/18/2017	2,000,000	1,971,250
Clipper Acquisitions Corp., Term Loan B, 4.0%, 12/20/2019	7,000,000	7,078,750
CNO Financial Group, Inc., Term Loan B2, 5.0%, 9/20/2018	6,705,786	6,795,207
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	7,000,000	7,105,000
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/2016	1,000,000	1,009,165
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,496,250	1,513,083
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	2,488,657	2,491,768
Istar Financial, Inc.:
Term Loan, 4.5%, 10/16/2017	20,637,345	20,695,439
Term Loan A2, 7.0%, 3/17/2017	2,000,000	2,122,240
Level 3 Financing, Inc., Term Loan B, 5.25%, 8/1/2019	1,000,000	1,013,645
LNR Property Corp., Term Loan B, 4.75%, 4/29/2016	11,326,123	11,352,683
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	4,742,137	4,787,590
Nuveen Investments, Inc.:
Term Loan, 5.81%, 5/12/2017	13,454,607	13,673,245
First Lien Term Loan, 5.81%, 5/13/2017	5,368,741	5,447,258
Ocwen Financial Corp., Term Loan, 5.0%, 1/22/2018	4,000,000	4,058,320
Serta Simmons Holdings LLC, Term Loan, 5.0%, 10/1/2019	6,000,000	6,080,130
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	10,500,000	10,567,830
U.S. Coatings Acquisition, Inc., Term Loan, 4.75%, 2/3/2020	5,000,000	5,070,525

		146,481,535
Health Care 5.7%
Alkermes, Inc., Term Loan, 3.75%, 9/18/2019	6,084,750	6,133,245
AMN Healthcare, Inc., Term Loan B, 5.75%, 4/5/2018	3,192,400	3,222,329
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	13,373,647	13,450,545
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/2019	14,925,000	15,076,190
Bright Horizons Family Solutions, Inc., Term Loan B, 4.0%, 1/16/2020	3,000,000	3,024,750
Community Health Systems, Inc., Term Loan, 3.787%, 1/25/2017	3,818,283	3,850,738
Convatec, Inc., Term Loan, 5.0%, 12/22/2016	4,000,000	4,056,680
DaVita, Inc.:
Term Loan B2, 4.0%, 11/1/2019	4,000,000	4,041,240
Term Loan B, 4.5%, 10/20/2016	1,445,190	1,460,928
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	13,292,421	12,798,143
Education Management LLC, Term Loan C2, 4.313%, 6/1/2016	14,536,389	12,210,566
Grifols, Inc., Term Loan B, 4.25%, 6/1/2017	2,946,371	2,969,087
HCA, Inc., Term Loan B3, 3.454%, 5/1/2018	1,500,000	1,509,675
Healogics, Inc., First Lien Term Laon, 5.25%, 2/8/2019	3,000,000	3,039,375
Hologic, Inc., Term Loan B, 4.5%, 8/1/2019	3,980,000	4,034,725
Lifepoint Hospitals, Inc., Term Loan B, 2.79%, 7/24/2017	1,000,000	1,007,085
Onex Carestream Finance LP, Term Loan B, 5.0%, 2/25/2017	16,444,133	16,526,354
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/28/2019	11,970,000	11,984,903
Surgical Care Affiliates, Inc., Term Loan B, 4.311%, 12/29/2017	2,939,573	2,951,830
Valeant Pharmaceuticals International, Inc.:
Term Loan D1, 3.5%, 2/13/2019	1,000,000	1,006,250
Term Loan C1, 3.5%, 12/11/2019	2,000,000	2,011,670
VWR Funding, Inc., Term Loan, 4.204%, 4/3/2017	2,000,000	2,013,760
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018	446,311	451,413
Warner Chilcott Corp., Term Loan B1, 4.25%, 3/15/2018	1,991,871	2,014,638
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018	992,492	1,003,836

		131,849,955
Industrials 17.5%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/2019	2,639,583	2,665,979
Acosta, Inc., Term Loan D, 5.0%, 3/2/2018	12,080,826	12,218,246
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 4.25%, 12/12/2017	4,410,000	4,438,952
Second Lien Term Loan, 8.25%, 6/12/2018	9,180,000	9,286,167
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	3,910,422	3,929,974
Alliance Laundry Systems LLC, Term Loan, 4.5%, 12/7/2018	3,500,000	3,522,417
Ancestry.com, Inc., Term Loan, 7.0%, 12/28/2018	8,000,000	7,987,240
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	12,703,720	12,820,213
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	9,428,681	9,581,897
CEVA Group PLC:
Term Loan B, 5.299%, 8/31/2016	9,910,863	9,630,039
Letter of Credit, 5.311%, 8/31/2016	1,774,152	1,723,882
ClientLogic Corp., Term Loan, 7.055%, 1/30/2017	10,075,797	10,050,607
Coach America Holdings, Inc.:
First Lien Term Loan, 0.31%, 4/18/2014 *	1,413,475	79,508
Letter of Credit, 3.06%, 4/21/2014 *	298,057	16,766
Connolly Holdings, Inc., First Lien Term Loan, 6.5%, 7/13/2018	3,980,000	4,019,800
Consolidated Precision Products Corp., First Lien Term Loan, 5.75%, 12/20/2019	6,500,000	6,556,875
Corporate Executive Board Co., Term Loan B, 5.0%, 7/2/2019	3,000,000	3,024,390
CPG International, Inc., Term Loan, 5.75%, 9/18/2019	14,962,500	15,121,477
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	5,896,245	5,955,207
Crossmark Holdings, Inc.:
Term Loan, 4.5%, 1/31/2020	3,500,000	3,511,672
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	1,005,000
Delta Air Lines, Inc., Term Loan B, 4.5%, 4/20/2017	10,849,887	10,980,085
Dematic SA, Term Loan, 5.25%, 12/27/2019	4,000,000	4,040,000
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	8,340,604	8,403,159
Garda World Security Corp., Term Loan B, 4.5%, 11/13/2019	997,500	1,009,350
Generac Power Systems, Inc., Term Loan B, 6.25%, 5/30/2018	7,701,944	7,886,252
Genpact International, Inc., Term Loan B, 4.25%, 8/30/2019	4,987,500	5,056,078
Grede LLC, Term Loan B, 7.0%, 4/3/2017	3,399,730	3,433,727
Hertz Corp., Term Loan B, 3.75%, 3/9/2018	5,000,000	5,035,700
IG Investment Holdings LLC, First Lien Term Loan, 6.0%, 10/31/2019	7,000,000	7,035,000
Infor (U.S.), Inc., Term Loan B2, 5.25%, 4/5/2018	8,478,750	8,599,742
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	2,992,500	2,999,981
Interactive Data Corp.:
Term Loan B, 3.75%, 2/11/2018	500,000	502,185
Term Loan B, 4.5%, 2/12/2018	14,336,272	14,398,921
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	11,859,105	11,836,869
Second Lien Term Loan, 10.5%, 12/20/2016	7,000,000	6,902,000
LMI Aerospace, Inc., Term Loan, 4.75%, 12/28/2018	2,000,000	2,021,670
MModal, Inc., Term Loan B, 6.75%, 8/15/2019	10,474,045	10,186,009
Monitronics International, Inc., Term Loan B, 5.5%, 3/23/2018	9,630,767	9,684,940
Orbitz Worldwide, Inc., Term Loan, 3.204%, 7/25/2014	13,542,949	13,435,689
Ozburn-Hessey Holding Co., LLC, Term Loan B, 8.25%, 4/8/2016	581,250	581,977
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	5,778,073	5,821,408
Rexnord LLC, Term Loan B, 4.5%, 4/2/2018	6,509,934	6,573,374
Sabre, Inc., Term Loan, 5.952%, 9/29/2017	12,897,368	12,920,455
Six3 Systems, Inc., Term Loan B, 7.0%, 10/4/2019	8,500,000	8,563,750
Sophia LP:
Term Loan B, 4.5%, 7/19/2018	1,000,000	1,010,310
Term Loan B, 6.25%, 7/19/2018	3,876,977	3,916,948
SumTotal Systems LLC, First Lien Term Loan, 6.0%, 11/16/2018	4,000,000	4,010,020
SurveyMonkey.com, LLC, Term Loan B, 5.5%, 2/5/2019	11,500,000	11,546,632
Swift Transportation Co., Inc., Term Loan B2, 5.0%, 12/21/2017	5,841,246	5,893,934
Synagro Technologies, Inc., Term Loan B, 2.308%, 4/2/2014	9,052,762	8,639,775
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	3,905,352	3,927,320
TASC, Inc., Term Loan B, 4.5%, 12/18/2015	4,951,359	4,949,280
Terex Corp., Term Loan B, 4.5%, 4/28/2017	1,471,313	1,491,087
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017	997,485	1,003,096
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018	5,970,000	6,040,924
TriNet Group, Inc., Term Loan B, 6.5%, 10/15/2018	5,500,000	5,555,000
U.S. Airways Group, Inc., Term Loan, 2.704%, 3/21/2014	15,000,000	14,983,875
U.S. Security Holdings, Inc.:
Term Dalay Draw, 6.0%, 7/28/2017	656,226	662,174
Term Loan, 6.0%, 7/28/2017	3,305,350	3,335,313
United Airlines, Inc., Term Loan B, 2.25%, 2/3/2014	13,396,049	13,419,090
WASH Multifamily Laundry Systems LLC, Term Loan, 5.25%, 2/15/2019	4,000,000	4,045,000
Waste Industries U.S.A., Inc., Term Loan B, 4.75%, 3/17/2017	7,805,776	7,857,802
WESCO Distribution, Inc., Term Loan B, 4.5%, 12/12/2019	2,500,000	2,531,250
West Corp., Term Loan B8, 4.25%, 2/7/2018	4,860,016	4,884,826

		404,758,285
Information Technology 10.7%
Arris Group, Inc., Term Loan B, 3.5%, 2/7/2020	5,000,000	5,000,775
Aspect Software, Inc., Term Loan B, 7.0%, 5/6/2016	5,445,848	5,510,518
Attachmate Corp.:
First Lien Term Loan, 7.25%, 11/22/2017	9,909,375	10,062,673
Second Lien Term Loan, 11.0%, 11/22/2018	5,000,000	4,998,950
Avaya, Inc.:
Term Loan B3, 4.788%, 10/26/2017	15,940,964	14,883,759
Term Loan B5, 8.0%, 3/30/2018	7,766,409	7,832,967
Blackboard, Inc., Term Loan B2, 6.25%, 10/4/2018	9,401,079	9,502,140
Blue Coat Systems, Inc., Term Loan, 5.75%, 2/15/2018	9,947,506	10,040,814
Booz Allen Hamilton, Inc., Term Loan B, 4.5%, 7/31/2019	5,985,000	6,059,813
CommScope, Inc., Term Loan, 4.25%, 1/12/2018	11,615,924	11,702,985
Deltek, Inc.:
First Lien Term Loan, 5.0%, 10/10/2018	6,750,000	6,822,293
Second Lien Term Loan, 10.0%, 10/10/2019	1,000,000	1,024,065
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018	11,449,948	11,001,453
First Data Corp.:
Term Loan B, 4.202%, 3/23/2018	21,135,503	20,927,107
Term Loan, 5.202%, 3/24/2017	2,926,756	2,937,732
Freescale Semiconductor, Inc., Term Loan B, 4.452%, 12/1/2016	17,423,397	17,465,126
Global Cash Access LLC, Term Loan B, 7.0%, 3/1/2016	1,138,095	1,150,426
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019	6,000,000	6,048,750
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017	11,291,217	11,393,572
Microsemi Corp., Term Loan, 3.75%, 2/19/2020	6,382,794	6,420,037
Moneygram International, Inc., Term Loan B, 4.25%, 11/20/2017	8,307,692	8,351,308
NPC International, Inc., Term Loan B, 4.5%, 12/1/2018	1,981,667	2,006,438
NXP BV:
Term Loan A1, 4.5%, 3/3/2017	8,340,020	8,488,055
Term Loan A2, 5.5%, 3/3/2017	3,441,288	3,515,138
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	12,437,500	12,445,273
Riverbed Technology, Inc., Term Loan, 4.0%, 12/18/2019	5,000,000	5,075,000
RP Crown Parent, LLC, First Lien Term Loan, 6.75%, 12/21/2018	9,500,000	9,666,298
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	10,043,969	10,069,079
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,521,893
SI Organization, Inc., Term Loan B, 4.5%, 11/22/2016	2,448,747	2,455,898
SkillSoft Corp., Term Loan B, 5.0%, 5/26/2017	5,500,205	5,558,645
SymphonyIRI Group, Inc., Term Loan B, 5.0%, 12/1/2017	6,899,937	6,931,539

		248,870,519
Materials 7.9%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	1,763,827	1,751,859
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018	12,444,993	12,696,258
AZ Chem U.S., Inc., Term Loan, 5.25%, 12/22/2017	2,854,610	2,894,317
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/4/2020	30,000,000	29,870,550
Term Loan C, 2.204%, 4/3/2015	2,937,662	2,944,448
Chemtura Corp., Term Loan B, 5.5%, 8/27/2016	5,415,000	5,477,624
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	12,660,638	12,027,606
Exopack LLC, Term Loan, 6.5%, 5/31/2017	16,498,750	16,694,673
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/15/2017	13,579,336	13,624,148
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018	10,436,212	10,679,167
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	2,947,545	2,971,126
Kronos Worldwide, Inc., Term Loan B, 7.0%, 6/13/2018	1,500,000	1,518,758
Nexeo Solutions LLC:
Term Loan B, 5.0%, 9/8/2017	11,299,750	11,313,931
Term Loan B, 5.0%, 9/17/2017	18,940	18,964
Noranda Aluminum Acquisition Corp., Term Loan B, 6.75%, 2/24/2019	3,225,625	3,247,124
Nusil Technology LLC, Term Loan, 5.00%, 4/7/2017	11,203,390	11,296,154
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018	12,967,500	13,140,422
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	9,428,750	9,534,823
Unifrax Corp., Term Loan, 4.5%, 11/28/2018	2,000,000	2,020,000
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	12,844,579	12,811,761
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2018	5,223,040	5,252,446

		181,786,159
Telecommunication Services 4.7%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	14,182,144	13,827,590
Alcatel-Lucent, Term Loan C, 7.5%, 1/31/2019	7,360,000	7,459,986
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/24/2020	6,000,000	6,041,250
Fibertech Networks LLC, Term Loan, 5.75%, 11/26/2019	4,000,000	4,027,500
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 1/25/2020	2,100,000	2,116,191
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	2,709,677	2,721,952
Intelsat Jackson Holdings Ltd., Term Loan, 3.202%, 2/3/2014	13,354,454	13,378,091
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018	4,907,515	4,930,016
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019	6,992,500	6,854,398
Securus Technologies Holdings, Inc., Term Loan, 6.5%, 5/31/2017	4,998,875	5,005,124
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	5,688,876	5,663,988
Telesat LLC, Term Loan B, 4.25%, 3/28/2019	12,935,000	13,064,350
Virgin Media Investment Holdings Ltd., Term Loan B, 3.5%, 2/17/2020	6,000,000	5,977,920
Windstream Corp.:
Term Loan B4, 3.5%, 1/23/2020	3,500,000	3,531,097
Term Loan B3, 4.0%, 8/8/2019	1,492,500	1,507,656
Zayo Group LLC, Term Loan B, 5.25%, 7/2/2019	12,948,716	13,015,078

		109,122,187
Utilities 2.8%
Calpine Corp., Term Loan B1, 4.5%, 4/2/2018	970,063	978,508
Equipower Resources Holdings LLC:
First Lien Term Loan, 5.5%, 12/21/2018	7,833,220	7,980,093
Second Lien Term Loan, 10.0%, 6/21/2019	2,000,000	2,050,000
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019	11,064,170	11,223,218
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	10,995,093	11,214,995
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	20,115,385	20,222,298
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	7,176,945	7,199,373
Texas Competitive Electric Holdings Co., LLC:
Term Loan, 3.699%, 10/10/2014	1,922,778	1,389,687
Term Loan, 4.669%, 10/10/2017	4,882,111	3,348,298

		65,606,470

Total Loan Participations and Assignments (Cost $2,113,534,673)		2,130,054,946
Corporate Bonds 4.5%
Consumer Discretionary 1.3%
313 Group, Inc., 144A, 6.375%, 12/1/2019	5,000,000	4,875,000
Libbey Glass, Inc., 6.875%, 5/15/2020	1,000,000	1,072,500
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,493,750
Netflix, Inc., 144A, 5.375%, 2/1/2021	4,000,000	3,990,000
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022	1,000,000	1,046,250
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022	1,000,000	1,020,000
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	4,040,000
Travelport LLC, 4.936% ***, 9/1/2014	6,000,000	5,460,000
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020	2,000,000	2,100,000

		29,097,500
Consumer Staples 0.1%
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021	3,000,000	3,052,500
Energy 0.8%
Halcon Resources Corp., 144A, 8.875%, 5/15/2021	2,000,000	2,150,000
Newfield Exploration Co., 6.875%, 2/1/2020	3,950,000	4,236,375
Offshore Group Investment Ltd., 144A, 7.5%, 11/1/2019	5,000,000	5,156,250
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021	2,000,000	2,065,000
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018	5,000,000	5,337,500

		18,945,125
Financials 0.1%
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	3,000,000	3,232,500
Industrials 0.4%
General Cable Corp., 144A, 5.75%, 10/1/2022	1,000,000	1,025,000
Iron Mountain, Inc., 5.75%, 8/15/2024	4,000,000	3,990,000
Welltec AS, 144A, 8.0%, 2/1/2019	4,000,000	4,360,000

		9,375,000
Information Technology 0.4%
Freescale Semiconductor, Inc., 4.183% ***, 12/15/2014	2,000,000	1,985,000
Unisys Corp., 6.25%, 8/15/2017	2,000,000	2,155,000
Viasystems, Inc., 144A, 7.875%, 5/1/2019	4,000,000	4,170,000

		8,310,000
Materials 1.4%
Berry Plastics Corp., 5.054% ***, 2/15/2015	13,441,000	13,443,688
Clearwater Paper Corp., 144A, 4.5%, 2/1/2023	1,000,000	977,500
FMG Resources (August 2006) Pty Ltd., 144A, 6.875%, 4/1/2022	5,000,000	5,350,000
Noranda Aluminum Acquisition Corp., 4.524% ***, 5/15/2015 (PIK)	9,771,726	9,331,998
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,090,000

		33,193,186

Total Corporate Bonds (Cost $102,709,563)		105,205,811
Asset-Backed 0.4%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 4.103% ***, 10/17/2018	7,000,000	6,323,520
NYLIM Flatiron CLO Ltd., "D", Series 2005-1A, 144A, 2.092% ***, 8/10/2017	3,000,000	2,789,970

Total Asset-Backed (Cost $8,467,500)		9,113,490
	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc. *	436	2,834
SuperMedia, Inc. *	1,793	7,244

Total Common Stocks (Cost $66,897)		10,078
Cash Equivalents 11.9%
Central Cash Management Fund, 0.12% (a) (Cost $275,889,260)	275,889,260	275,889,260

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,500,667,893) †	108.7	2,520,273,585
Other Assets and Liabilities, Net	(8.7)	(202,844,632)

Net Assets	100.0	2,317,428,953

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	0.31%	4/18/2014	1,413,475	USD	1,349,578	79,508
Coach America Holdings, Inc.*	3.06%	4/21/2014	298,057	USD	284,583	16,766
					1,634,161	96,274

*	Non-income producing security.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of February 28, 2013.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $2,500,829,692.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $19,443,893.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,223,004 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,779,111.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

At February 28, 2013, the Fund had unfunded loan commitments of $3,019,590, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Leslies Poolmart Inc., Term Loan B, 10/ 16/ 2019	48,161	48,672	511
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	2,971,429	3,000,000	28,571
Total unrealized appreciation			29,082

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$2,130,054,946	$—	$2,130,054,946
Corporate Bonds	—	105,205,811	—	105,205,811
Asset-Backed	—	9,113,490	—	9,113,490
Common Stocks	7,244	2,834	—	10,078
Short-Term Investments	275,889,260	—	—	275,889,260
Unfunded Loan Commitment	—	29,082	—	29,082
Total	$275,896,504	$2,244,406,163	$—	$2,520,302,667

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013